UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		6 Months Ended
		Aug. 31, 2026 USD ($) $ / shares shares	Aug. 31, 2026 JPY (¥) ¥ / shares shares	Aug. 31, 2025 JPY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue - third parties		$ 21,813	¥ 3,484,454	¥ 3,368,257
Revenue - related parties		44,624	7,128,280	6,892,829
Total Revenue		66,437	10,612,734	10,261,086
Cost of revenue		42,349	6,764,846	7,040,540
Gross profit		24,088	3,847,888	3,220,546
Operating expenses
Selling, general, and administrative expenses		13,960	2,229,961	1,916,500
Research and development expenses		5,191	829,203	519,153
Total operating expenses		19,151	3,059,164	2,435,653
Operating profit		4,937	788,724	784,893
Other income (expense)
Interest expenses, net		(82)	(13,042)	(18,977)
Loss from disposal of long-lived assets		(9)	(1,410)
Loss from disposal of long-term investment		(5)	(820)
Gain from change in fair market value of equity securities		223	35,591	4,407
(Loss) gain from foreign currency exchange		59	9,399	(971)
Gain on bargain purchase				106,805
Other income (expenses), net		(191)	(30,468)	20,287
Total other income (expense), net		(5)	(750)	111,551
INCOME BEFORE INCOME TAX PROVISION		4,932	787,974	896,444
PROVISION (BENEFIT) FOR INCOME TAXES
Current		3,043	486,068	514,044
Deferred		(1,947)	(311,026)	(326,400)
Total provision for income taxes		1,096	175,042	187,644
Net income		3,836	612,932	708,800
Less: net (income) loss attributable to non-controlling interests		44	7,052	(5,867)
Net income attributable to the Company’s ordinary shareholders		3,880	619,984	702,933
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments		72	11,532	(9,008)
Total comprehensive income		3,908	624,464	699,792
Less: comprehensive (income) loss attributable to non-controlling interests		26	4,124	(4,246)
Comprehensive income attributable to the Company		$ 3,934	¥ 628,588	¥ 695,546
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	[1]	58,055,596	58,055,596	56,000,976
Diluted	[1]	63,221,297	63,221,297	56,000,976
EARNINGS PER SHARE
Basic | (per share)	[1]	$ 0.07	¥ 10.68	¥ 12.55
Diluted | (per share)	[1]	$ 0.06	¥ 9.81	¥ 12.55

[1]	The shares and per share information are presented on a retroactive basis to reflect the share split from 1 to 130, which became effective on March 1, 2024, and reflect the share split from 1 to 241, which became effective on March 31, 2026.